Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SQN Alternative Investment Fund III, L.P.
Entity Central Index Key	0001489367
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Partners'/Members' Equity (Deficit):
Total Partners'/Member's Equity	$ 6,523,185	$ 232
SQN Alternative Investment Fund III L.P.
Assets
Cash and cash equivalents	641,510	232
Escrow deposits Limited Partners contributions	2,636,731
Accounts receivable	28,497
Investment in finance leases, net	4,310,875
Initial direct costs, net of accumulated amortization of $24,596 and $-	150,190
Equipment notes receivable, including accrued interest	1,407,231
Other assets	74,783
Total Assets	9,249,817	232
Liabilities:
Accounts payable and accrued expenses	91,632
Due to SQN Securities, LLC	1,000
Limited Partners contributions received in advance	2,634,000
Total Liabilities	2,726,632
Partners'/Members' Equity (Deficit):
Limited Partners	6,529,827	133
General Partner/Members deficit attributable to SQN AIF III GP, LLC	(6,642)	99
Total Partners'/Member's Equity	6,523,185	232
Total Liabilities and Partners'/Members' Equity	9,249,817	232
SQN AIF III GP, LLC and Subsidiary
Assets
Cash and cash equivalents	641,510
Escrow deposits Limited Partners contributions	2,636,731
Accounts receivable	28,497
Investment in finance leases, net	4,310,875
Initial direct costs, net of accumulated amortization of $24,596 and $-	150,190
Equipment notes receivable, including accrued interest	1,407,231
Other assets	74,783
Total Assets	9,249,817
Liabilities:
Accounts payable and accrued expenses	91,632
Due to SQN Securities, LLC	1,000
Limited Partners contributions received in advance	2,634,000
Total Liabilities	2,726,632
Commitments and contingencies
Partners'/Members' Equity (Deficit):
Limited Partners/Noncontrolling interest in consolidated subsidiary	6,529,827
General Partner/Members deficit attributable to SQN AIF III GP, LLC	(6,642)
Total Partners'/Member's Equity	6,523,185
Total Liabilities and Partners'/Members' Equity	9,249,817
SQN AIF III GP, LLC
Assets
Investment in limited partnership		99
Total Assets		99
Partners'/Members' Equity (Deficit):
Total Partners'/Member's Equity		99
Total Liabilities and Partners'/Members' Equity		$ 99

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
SQN Alternative Investment Fund III L.P.
Accumulated amortization of initial direct costs	$ 24,596
SQN AIF III GP, LLC and Subsidiary
Accumulated amortization of initial direct costs	$ 24,596

Statements of Operations (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Expenses:
Net Loss	$ (118)	$ (674,105)
Net loss allocable to:
Net Loss	(118)	(674,105)
SQN Alternative Investment Fund III L.P.
Revenue:
Rental income		135,361
Finance income		38,995
Interest income		20,474
Total Revenue		194,830
Expenses:
Management fees - Investment Manager		480,000
Professional fees		116,604
Depreciation and amortization		94,596
Fund administration expense		34,006
Other expenses	118	18,634
Foreign currency transaction loss		125,095
Total Expenses	118	868,935
Net Loss	(118)	(674,105)
Net loss allocable to:
Limited Partners	(117)	(667,364)
General Partner	(1)	(6,741)
Net Loss	$ (118)	$ (674,105)
Weighted average number of limited partnership interests outstanding	1	4,955.7
Net loss attributable to Limited Partners per weighted average number of limited partnership interests outstanding	$ (117)	$ (134.67)

Statements of Changes in Partners' Equity (USD $)	Total	Limited Partnership Interests Shares	General Partner	Subscription Receivable - Initial Limited Partner
Beginning balance at Mar. 09, 2010
Limited Partners capital contributions, shares		1
Limited Partners capital contributions	$ 1,100	$ 1,000	$ 100
Less: subscription receivable	(750)			(750)
Net loss	(118)	(117)	(1)
Ending balance at Dec. 31, 2010	232	883	99	(750)
Ending balance, shares at Dec. 31, 2010		1
Limited Partners capital contributions, shares		8,450.9
Limited Partners capital contributions	8,450,900	8,450,900
Redemption of Initial Limited Partner capital contribution, shares		(1)
Redemption of Initial Limited Partner capital contribution	(250)	(1,000)		750
Offering and distribution expenses	(1,132,739)	(1,132,739)
Distributions paid	(120,853)	(120,853)
Net loss	(674,105)	(667,364)	(6,741)
Ending balance at Dec. 31, 2011	$ 6,523,185	$ 6,529,827	$ (6,642)
Ending balance, shares at Dec. 31, 2011		8,450.9

Statements of Cash Flows (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (118)	$ (674,105)
SQN Alternative Investment Fund III L.P.
Cash flows from operating activities:
Net loss	(118)	(674,105)
Adjustments to reconcile net loss to net cash used in operating activities:
Finance income		(38,995)
Accrued interest income		(19,205)
Depreciation and amortization		94,596
Foreign currency transaction gain		82,384
Change in operating assets and liabilities:
Accounts receivable		(28,497)
Minimum rental payments received		289,983
Other assets		(74,783)
Accounts payable and accrued expenses		91,632
Net cash used in operating activities	(118)	(276,990)
Cash flows from investing activities:
Purchase of finance leases		(4,694,194)
Increase in equipment notes receivable		(1,410,810)
Cash paid for initial direct costs		(174,786)
Net cash used in investing activities		(6,279,790)
Cash flows from financing activities:
Proceeds from General Partner capital contribution	100
Proceeds from Limited Partners' capital contributions	250	8,450,900
Cash paid for redemption of Initial Limited Partner capital contribution		(250)
Cash paid for offering and distribution expenses		(1,131,739)
Increase in escrow deposits		(2,634,000)
Distributions paid		(120,853)
Limited Partners capital contributions received in advance		2,634,000
Net cash provided by financing activities	350	7,198,058
Net increase in cash and cash equivalents	232	641,278
Cash and cash equivalents, beginning of period		232
Cash and cash equivalents, end of period	$ 232	$ 641,510

Organization and Nature of Operations	12 Months Ended
	Dec. 31, 2011 SQN Alternative Investment Fund III L.P.	Dec. 31, 2010 SQN AIF III GP, LLC and Subsidiary	Dec. 31, 2011 SQN AIF III GP, LLC
Organization and Nature of Operations

1.  Organization and Nature of Operations

Nature of business and operations — The accompanying consolidated balance sheet of SQN AIF III GP, LLC and Subsidiary (the “Company”) include the accounts of SQN AIF III GP, LLC (the “LLC”) and its minority owned subsidiary SQN Alternative Investment Fund III L.P. (the “Managed Fund”).

The LLC is a wholly-owned subsidiary of SQN Capital Management LLC (“Capital”), a Delaware limited liability company. The primary activity of the LLC is to sponsor, manage and act as the general partner of the Managed Fund, which is a publicly registered equipment leasing and finance fund formed in the United States of America for the purpose of investing in a diverse pool of business-essential equipment and physical assets. The Company’s fiscal year ends on December 31.

The LLC was formed on March 8, 2010 as a Delaware limited liability company. The LLC, through Capital, manages and controls the day to day activities and operations of the Managed Fund, including, but not limited to, the investments that the Managed Fund makes, pursuant to the terms of the Managed Fund’s limited partnership agreement. The LLC paid an aggregate capital contribution of $100 for a 1% interest in the Managed Fund’s profits, losses, cash distributions and liquidation proceeds.

The Managed Fund was organized as a Delaware limited partnership on March 10, 2010 and is engaged in a single business segment, the ownership and investment in leased equipment, which includes: (i) purchasing equipment and leasing it to third-party end users; (ii) providing equipment and other asset financing; (iii) acquiring equipment subject to lease and (iv) acquiring ownership rights (residual value interests) in leased equipment at lease expiration. From time to time, the Managed Fund may also purchase equipment and sell it directly to its leasing customers. The Managed Fund will terminate no later than December 31, 2034.

The principal investment strategy of the Managed Fund is to invest in business-essential, revenue-producing (or cost-savings) equipment or other physical assets with high in-place value and long, relative to the investment term, economic life. The Managed Fund expects to achieve its investment strategy by making investments in equipment already subject to lease, originating equipment leases in such equipment or providing asset financing.

On July 1, 2011, SQN Capital Corporation (the parent company of Capital) assigned its 100% interest in Capital to SQN Capital Partners, LLC which it believes to be a more tax efficient structure. There has been no change of control as a result of this as the principals and majority interest holders in both entities are the same.

On June 28, 2011, the officers of Summit Asset Management Limited (“SAM”) which prior to that date had equal ownership in Capital with SQN Capital Corporation resigned from both the LLC and Capital. At that time, SAM redeemed its ownership interest in Capital.

The Managed Fund will make, at the sole discretion of Capital, semi-annual cash distributions to each Limited Partner of the Managed Fund, computed at 3% (pro-rated to the date of admission for each Limited Partner of the Managed Fund) of each Limited Partner’s capital contribution, beginning six months after the Managed Fund’s initial closing which occurred on May 2, 2011. The Managed Fund’s income, losses and distributions are allocated 99% to the Limited Partners and 1% to the LLC until the Limited Partners have received total distributions equal to each Limited Partners’ capital contribution plus an 8%, compounded annually, cumulative return on each Limited Partners’ capital contribution. After such time, income, losses and distributions will be allocated 80% to the Limited Partners and 20% to the LLC.

The Managed Fund is currently in the Offering Period, which expires the earlier of raising $50,000,000 in Limited Partner capital contributions (50,000 units in limited partnership interests (“Units”) at $1,000 per Unit) or March 17, 2013. During the Operating Period the Managed Fund invests most of the net offering proceeds in items of equipment that are subject to leases, equipment financing transactions, and residual ownership rights in leased equipment. The Operating Period begins when the Managed Fund starts investing the offering proceeds, which occurred on June 29, 2011, and will last for three years, unless it is extended, at the sole discretion of the LLC for a maximum of two one-year extensions. After the net offering proceeds are invested, additional investments will be made with the cash proceeds generated from the Managed Fund’s initial investments, to the extent that cash is not needed for expenses, reserves, or distributions to Limited Partners. The investment in additional equipment in this manner is called “reinvestment.” After the Operating Period, the Managed Fund will sell its assets in the ordinary course of business, a time frame called the “Liquidation Period.” The Liquidation Period is expected to last four years, unless it is extended, at the sole discretion of the LLC for a maximum of two one-year extensions.

On May 2, 2011, the first business day after April 30, 2011, the Managed Fund admitted 19 Limited Partners with total capital contributions of $1,200,500. From May 3, 2011 through December 31, 2011, the Managed Fund admitted an additional 118 Limited Partners with total capital contributions of $7,250,400.

A Limited Partner may not redeem their Units in the Managed Fund without the prior written consent of the LLC. The LLC has the sole discretion to approve or deny any redemption requested by a Limited Partner.

1.  Organization and Nature of Operations

SQN AIF III GP, LLC (the “Company”) is a wholly-owned subsidiary of SQN Capital Management LLC, a Delaware limited liability company (“Capital” or “Parent”). The primary activity of the Company is to sponsor, manage and act as the general partner of SQN Alternative Investment Fund III, L.P. (the “Managed Fund”), a publicly registered equipment leasing and finance fund in the United States of America.

The Company was formed on March 8, 2010 as a Delaware limited liability company. The Company, through the Parent, manages and controls the business affairs of the Managed Fund, including, but not limited to, the investments that the Managed Fund makes, pursuant to the terms of the Managed Fund’s limited partnership agreement. The Managed Fund is in the process of filing a registration statement (Form S-1) with the Securities Exchange Commission and will operate as a publicly registered equipment leasing and finance fund for the purpose of investing in a diverse pool of business-essential equipment and physical assets.

The Company will be entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds. The Company’s fiscal year ends on December 31.

1.  Organization and Nature of Operations

Nature of business and operations — SQN Alternative Investment Fund III L.P. (the “Partnership”) was organized as a Delaware limited partnership on March 10, 2010 and is engaged in a single business segment, the ownership and investment in leased equipment, which includes: (i) purchasing equipment and leasing it to third-party end users; (ii) providing equipment and other asset financing; (iii) acquiring equipment subject to lease and (iv) acquiring ownership rights (residual value interests) in leased equipment at lease expiration. From time to time, the Partnership may also purchase equipment and sell it directly to its leasing customers. The Partnership will terminate no later than December 31, 2034.

The principal investment strategy of the Partnership is to invest in business-essential, revenue-producing (or cost-savings) equipment or other physical assets with high in-place value and long, relative to the investment term, economic life. The Partnership expects to achieve its investment strategy by making investments in equipment already subject to lease, originating equipment leases in such equipment or providing asset financing.

The General Partner of the Partnership is SQN AIF III GP, LLC (the “General Partner”), a wholly-owned subsidiary of the Partnership’s Investment Manager, SQN Capital Management, LLC (the “Investment Manager”). Both the Partnership’s General Partner and its Investment Manager are Delaware limited liability companies. The General Partner manages and controls the day to day activities and operations of the Partnership, pursuant to the terms of the Partnership Agreement. The General Partner paid an aggregate capital contribution of $100 for a 1% interest in the Partnership’s income, losses and distributions. The Investment Manager makes all investment decisions and manages the investment portfolio of the Partnership.

On July 1, 2011, SQN Capital Corporation assigned its 100% interest in the Partnership’s Investment Manager to SQN Capital Partners, LLC which it believes to be a more tax efficient structure. There has been no change of control as a result of this as the principals and majority interest holders in both entities are the same.

On June 28, 2011, the officers of Summit Asset Management Limited (“SAM”) which prior to that date had equal ownership in the Investment Manager with SQN Capital Corporation (the parent company of the Investment Manager) resigned from both the General Partner and the Investment Manager. At that time, SAM redeemed its ownership interest in the Investment Manager.

Beginning on June 29, 2011, SAM has primarily provided the Partnership with origination services. They have assisted the Partnership with all the transactions completed during 2011. The Partnership anticipates SAM will continue to provide these services going forward into the foreseeable future.

The Partnership will make, at the sole discretion of the Investment Manager, semi-annual cash distributions to each Limited Partner computed at 3% (pro-rated to the date of admission for each Limited Partner) of each Limited Partner’s capital contribution, beginning six months after the Partnership’s initial closing which occurred on May 2, 2011. The Partnership’s income, losses and distributions are allocated 99% to the Limited Partners and 1% to the General Partner until the Limited Partners have received total distributions equal to each Limited Partners’ capital contribution plus an 8%, compounded annually, cumulative return on each Limited Partners’ capital contribution. After such time, income, losses and distributions will be allocated 80% to the Limited Partners and 20% to the General Partner.

The Partnership is currently in the Offering Period, which expires the earlier of raising $50,000,000 in Limited Partner capital contributions (50,000 units in limited partnership interests (“Units”) at $1,000 per Unit) or March 17, 2013. During the Operating Period the Partnership invests most of the net offering proceeds in items of equipment that are subject to leases, equipment financing transactions, and residual ownership rights in leased equipment. The Operating Period begins when the Partnership starts investing the offering proceeds, which occurred on June 29, 2011, and will last for three years, unless it is extended, at the sole discretion of the Partnership’s General Partner for a maximum of two one-year extensions. After the net offering proceeds are invested, additional investments will be made with the cash proceeds generated from the Partnership’s initial investments, to the extent that cash is not needed for expenses, reserves, or distributions to Limited Partners. The investment in additional equipment in this manner is called “reinvestment.” After the Operating Period, the Partnership will sell its assets in the ordinary course of business, a time frame called the “Liquidation Period.” The Liquidation Period is expected to last four years, unless it is extended, at the sole discretion of the Partnership’s General Partner for a maximum of two one-year extensions.

On May 2, 2011, the first business day after April 30, 2011, the Partnership admitted 19 Limited Partners with total capital contributions of $1,200,500. From May 3, 2011 through December 31, 2011, the Partnership admitted an additional 118 Limited Partners with total capital contributions of $7,250,400.

A Limited Partner may not redeem their Units in the Partnership without the prior written consent of the General Partner. The General Partner has the sole discretion to approve or deny any redemption requested by a Limited Partner.

Summary of Significant Accounting Policies	12 Months Ended
	Dec. 31, 2011 SQN Alternative Investment Fund III L.P.	Dec. 31, 2010 SQN AIF III GP, LLC and Subsidiary	Dec. 31, 2011 SQN AIF III GP, LLC
Summary of Significant Accounting Policies

2.  Summary of Significant Accounting Policies

Principles of consolidation — The LLC has a noncontolling ownership interest in the Managed Fund but because the LLC has effective control over the day to day operations of the Managed Fund consolidation is required under accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated balance sheet includes the accounts of the LLC and its minority owned subsidiary the Managed Fund. All intercompany activity has been eliminated.

Cash and cash equivalents — The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at financial institutions. At December 31, 2011, the Company had $2,074 of cash and cash equivalents held in one bank in the United Kingdom.

The Company’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. The Company has placed these funds in a high quality financial institution in order to minimize risk relating to exceeding insured limits.

Finance lease receivables and allowance for doubtful accounts — In the normal course of business, the Company provides credit or financing to its customers, performs credit evaluations of these customers, and maintains reserves for potential credit losses. These credit or financing transactions are normally collateralized by the equipment being financed. In determining the amount of allowance for doubtful accounts, the Company considers historical credit losses, the past due status of receivables, payment history, and other customer-specific information. The past due status of a receivable is based on its contractual terms. Expected credit losses are recorded as an allowance for doubtful accounts. Receivables are written off when the Company determines they are uncollectible. An allowance for doubtful accounts is not currently provided since, in the opinion of the Company, all accounts recorded on the books are deemed collectible.

Credit risk — In the normal course of business, the Company is exposed to credit risk. Credit risk is the risk of a lessee’s inability or unwillingness to make contractually required payments. Concentrations of credit risk with respect to lessees are dispersed across different industry segments throughout the United Kingdom. Although the Company does not currently foresee a concentrated credit risk associated with these lessees, lease payments are dependent upon the financial stability of the industry segments in which they operate.

Asset impairments — The significant assets in the Company’s investment portfolio are periodically reviewed, no less frequently than annually or when indicators of impairment exist, to determine whether events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss is recognized only if the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. If there is an indication of impairment, the Company estimates the future cash flows (undiscounted and without interest charges) expected from the use of the asset and its eventual disposition. Future cash flows are the future cash inflows expected to be generated by an asset less the future outflows expected to be necessary to obtain those inflows. If an impairment is determined to exist, the impairment loss is measured as the amount by which the carrying value of a long-lived asset exceeds its fair value and is recorded in the statement of operations in the period the determination is made.

The events or changes in circumstances that generally indicate that an asset may be impaired are, (i) the estimated fair value of the underlying equipment is less than its carrying value, (ii) the lessee is experiencing financial difficulties and (iii) it does not appear likely that the estimated proceeds from the disposition of the asset will be sufficient to satisfy the residual value in the asset. The preparation of the undiscounted cash flows requires the use of assumptions and estimates, including the level of future rents or receipts from the sale of the residual value investment, estimated downtime between re-leasing events, and the amount of re-leasing costs. The Company’s review for impairment includes a consideration of the existence of impairment indicators, including third party appraisals, published values for similar assets, recent transactions for similar assets, adverse changes in market conditions for specific asset types, and the occurrence of significant adverse changes in general industry and market conditions that could affect the fair value of the asset.

Equipment Notes Receivable — Equipment notes receivable are reported in the Company’s consolidated balance sheet at the outstanding principal balance net of any unamortized deferred fees, premiums or discounts on purchased loans. Costs to originated loans, if any, are reported as other assets in the Company’s consolidated balance sheet. Unearned income, discounts and premiums, if any, are amortized to interest income in the statements of operations using the effective interest rate method. Equipment notes receivable are generally placed in a non-accrual status when payments are more than 90 days past due. Additionally, the Company periodically reviews the creditworthiness of companies with payments outstanding less than 90 days. Based upon the Company’s judgment, accounts may be placed in a non-accrual status. Accounts on a non-accrual status are only returned to an accrual status when the account has been brought current and the Company believes recovery of the remaining unpaid receivable is probable. Revenue on non-accrual accounts is recognized only when cash has been received.

Revenue recognition — The Company records revenue based upon the lease classification determined at the inception of the transaction and based upon the terms of lease.

The Company leases equipment to third parties and each such lease may be classified as either a finance lease or an operating lease. Initial direct costs are capitalized and amortized over the term of the related lease for a finance lease. For an operating lease, the initial direct costs are included as a component of the cost of the equipment and depreciated.

For finance leases, the Company records, at lease inception, the total minimum lease payments receivable from the lessee, the estimated unguaranteed residual value of the equipment upon lease termination, the initial direct costs, if any, related to the lease and the related unearned income. Unearned income represents the difference between the sum of the minimum lease payments receivable plus the estimated unguaranteed residual value, minus the cost of the leased equipment. Unearned income is recognized as finance income over the term of the lease using the effective interest rate method.

For operating leases, rental income is recognized on a straight line basis over the lease term. Billed and uncollected operating lease receivables are included in accounts receivable. Accounts receivable is stated at its estimated net realizable value. Deferred rental income is the difference between the timing of the cash payments and the income recognized on a straight line basis.

Capital has an investment committee that approves each new equipment lease, financing transaction, and lease acquisition. As part of its process it determines the unguaranteed residual value, if any, to be used once the acquisition has been approved. The factors considered in determining the unguaranteed residual value include, but are not limited to, the creditworthiness of the potential lessee, the type of equipment being considered, how the equipment is integrated into the potential lessees business, the length of the lease and the industry in which the potential lessee operates. Unguaranteed residual values are reviewed for impairment in accordance with the Company’s policy relating to impairment review.

Initial direct costs — The Company capitalizes initial direct costs (“IDC”) associated with the origination and funding of lease assets. IDC includes both internal costs (e.g., labor and overhead) and external broker fees incurred with the origination. These costs are amortized on a lease by lease basis based on actual contract term using the effective interest rate method for finance leases and a straight-line method for operating leases. Upon disposal of the underlying lease assets, both the IDC and the associated accumulated amortization are relieved. Costs related to leases that are not consummated are not eligible for capitalization as initial direct costs and are expensed as incurred as acquisition expense.

Acquisition expense — Acquisition expense represents costs which include, but are not limited to, legal fees and expenses, travel and communication expenses, cost of appraisals, accounting fees and expenses, and miscellaneous expenses related to the selection and acquisition of leased equipment which are to be borne by the Company under the terms of the Managed Fund’s Partnership Agreement, as amended. As these costs are not eligible for capitalization as initial direct costs, such amounts are expensed as incurred.

Income taxes — The Company is taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that the member rather than the Company. The Company’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the member.

Uncertain tax positions — The Company has adopted the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Company has evaluated its entity level tax position for the year ended December 31, 2011, and does not expect any material adjustments to be made. The tax years 2010 and 2011 remain open to examination by the major taxing jurisdictions to which the Company is subject.

Foreign currency transactions — The Company has designated the United States of America dollar as the functional currency for the Company’s investments in international locations. Accordingly, certain assets and liabilities are translated at either the current monthly exchange rates or the historical exchange rates, revenues and expenses are translated at the average rate of exchange for the period, and all transaction gains or losses are reflected in the period’s results of operations.

Use of estimates — The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates primarily include the determination of allowances for doubtful accounts, depreciation and amortization, impairment losses, estimated useful lives, and residual values. Actual results could differ from those estimates.

Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update No. 2011-11, Disclosure about Offsetting Assets and Liabilities (Topic 210) (“ASU 2011-11”) which was designed to enhance the disclosures and provide converged disclosures about financial instruments and derivative instruments between U.S. GAAP and international financial reporting standards (“IFRS”). Entities are required to provide both net and gross information for these financial instruments and derivative instruments assets and liabilities in order to enhance comparability between financial statements prepared on the basis of U.S. GAAP and those prepared on the basis of IFRS. The guidance is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required by ASU 2011-11 retrospectively for all comparative periods presented. The adoption of this guidance is not expected to have an effect on the Company’s consolidated financial position.

In September 2011, the FASB issued Accounting Standards Update No. 2011-08, Intangibles — Goodwill and Other (Topic 350) — Testing Goodwill for Impairment (“ASU 2011-08”), to allow entities to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. The guidance is effective for annual and interim goodwill impairment testing performed for fiscal years beginning after December 15, 2011. The adoption of this guidance is not expected to have an effect on the Company’s consolidated financial position.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220) (“ASU 2011-05”), new accounting guidance related to the presentation of other comprehensive income (“OCI”). ASU 2011-05 eliminates the option to present components of OCI as part of the statement of changes in partners’ equity. ASU 2011-05 allows for a one-statement or two-statement approach, outlined as follows:

•	One-statement approach: Present the components of net income and total net income, the components of OCI and total OCI, along with the total comprehensive income in a single continuous statement.

•

Two-statement approach: Present the components of net income and total net income in the statement of operations. A statement of OCI would immediately follow the statement of operations and include the components of OCI and a total for OCI, along with the total of comprehensive income.

ASU 2011-05 also requires an entity to present on the face of the financial statements any reclassification adjustments for items that are reclassified from OCI to net income. At the FASB’s October 21, 2011 Board meeting it was decided that the effective date of this guidance will be deferred, and is effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance is not expected to have an effect on the Company’s consolidated financial position.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”). ASU 2011-04 amends the accounting guidance related to fair value measurements in order to more closely align its disclosure requirements with those in IFRS. ASU 2011-04 clarifies the application of existing fair value measurement and disclosure requirements and also changes certain principles or requirements for measuring fair value or for disclosing information about fair value measurements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance is not expected to have a material effect on the Company’s consolidated financial position.

2.  Summary of Significant Accounting Policies

Basis of presentation — The accompanying financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Cash and cash equivalents — Cash and cash equivalents include cash maintained in checking and savings accounts at financial institutions and highly liquid investments with original maturity dates of three months or less.

Revenue recognition — The Company’s only source of revenue is from its investment in the Managed Fund. The Company is entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds. In addition, the Company and its affiliates may be reimbursed for administrative expenses incurred based upon an allocation of the time its and their affiliate’s employees spend working on the Managed Fund’s operations.

Income taxes — The Company is taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the members rather than the Company. The Company’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the members.

Uncertain tax positions — The Company follows the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Company has evaluated its tax position at December 31, 2010, and does not expect a material adjustment to be made.

Use of estimates — The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates.

2.  Summary of Significant Accounting Policies

Cash and cash equivalents — The Partnership considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at financial institutions. At December 31, 2011, the Partnership had $2,074 of cash and cash equivalents held in one bank in the United Kingdom.

The Partnership’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. The Partnership has placed these funds in a high quality financial institution in order to minimize risk relating to exceeding insured limits.

Finance lease receivables and allowance for doubtful accounts — In the normal course of business, the Partnership provides credit or financing to its customers, performs credit evaluations of these customers, and maintains reserves for potential credit losses. These credit or financing transactions are normally collateralized by the equipment being financed. In determining the amount of allowance for doubtful accounts, the Investment Manager considers historical credit losses, the past due status of receivables, payment history, and other customer-specific information. The past due status of a receivable is based on its contractual terms. Expected credit losses are recorded as an allowance for doubtful accounts. Receivables are written off when the Investment Manager determines they are uncollectible. An allowance for doubtful accounts is not currently provided since, in the opinion of the Investment Manager, all accounts recorded on the books are deemed collectible.

Credit risk — In the normal course of business, the Partnership is exposed to credit risk. Credit risk is the risk of a lessee’s inability or unwillingness to make contractually required payments. Concentrations of credit risk with respect to lessees are dispersed across different industry segments throughout the United Kingdom. Although the Partnership does not currently foresee a concentrated credit risk associated with these lessees, lease payments are dependent upon the financial stability of the industry segments in which they operate.

Asset impairments — The significant assets in the Partnership’s investment portfolio are periodically reviewed, no less frequently than annually or when indicators of impairment exist, to determine whether events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss is recognized only if the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. If there is an indication of impairment, the Partnership estimates the future cash flows (undiscounted and without interest charges) expected from the use of the asset and its eventual disposition. Future cash flows are the future cash inflows expected to be generated by an asset less the future outflows expected to be necessary to obtain those inflows. If an impairment is determined to exist, the impairment loss is measured as the amount by which the carrying value of a long-lived asset exceeds its fair value and is recorded in the statement of operations in the period the determination is made.

The events or changes in circumstances that generally indicate that an asset may be impaired are, (i) the estimated fair value of the underlying equipment is less than its carrying value, (ii) the lessee is experiencing financial difficulties and (iii) it does not appear likely that the estimated proceeds from the disposition of the asset will be sufficient to satisfy the residual value in the asset. The preparation of the undiscounted cash flows requires the use of assumptions and estimates, including the level of future rents or receipts from the sale of the residual value investment, estimated downtime between re-leasing events, and the amount of re-leasing costs. The Investment Manager’s review for impairment includes a consideration of the existence of impairment indicators, including third party appraisals, published values for similar assets, recent transactions for similar assets, adverse changes in market conditions for specific asset types, and the occurrence of significant adverse changes in general industry and market conditions that could affect the fair value of the asset.

Equipment Notes Receivable — Equipment notes receivable are reported in the Partnership’s balance sheets at the outstanding principal balance net of any unamortized deferred fees, premiums or discounts on purchased loans. Costs to originated loans, if any, are reported as other assets in the Partnership’s balance sheets. Unearned income, discounts and premiums, if any, are amortized to interest income in the statements of operations using the effective interest rate method. Equipment notes receivable are generally placed in a non-accrual status when payments are more than 90 days past due. Additionally, the Partnership periodically reviews the creditworthiness of companies with payments outstanding less than 90 days. Based upon the Investment Manager’s judgment, accounts may be placed in a non-accrual status. Accounts on a non-accrual status are only returned to an accrual status when the account has been brought current and the Partnership believes recovery of the remaining unpaid receivable is probable. Revenue on non-accrual accounts is recognized only when cash has been received.

Revenue recognition — The Partnership records revenue based upon the lease classification determined at the inception of the transaction and based upon the terms of lease.

The Partnership leases equipment to third parties and each such lease may be classified as either a finance lease or an operating lease. Initial direct costs are capitalized and amortized over the term of the related lease for a finance lease. For an operating lease, the initial direct costs are included as a component of the cost of the equipment and depreciated.

For finance leases, the Partnership records, at lease inception, the total minimum lease payments receivable from the lessee, the estimated unguaranteed residual value of the equipment upon lease termination, the initial direct costs, if any, related to the lease and the related unearned income. Unearned income represents the difference between the sum of the minimum lease payments receivable plus the estimated unguaranteed residual value, minus the cost of the leased equipment. Unearned income is recognized as finance income over the term of the lease using the effective interest rate method.

For operating leases, rental income is recognized on a straight line basis over the lease term. Billed and uncollected operating lease receivables are included in accounts receivable. Accounts receivable is stated at its estimated net realizable value. Deferred rental income is the difference between the timing of the cash payments and the income recognized on a straight line basis.

The Investment Manager has an investment committee that approves each new equipment lease, financing transaction, and lease acquisition. As part of its process it determines the unguaranteed residual value, if any, to be used once the acquisition has been approved. The factors considered in determining the unguaranteed residual value include, but are not limited to, the creditworthiness of the potential lessee, the type of equipment being considered, how the equipment is integrated into the potential lessees business, the length of the lease and the industry in which the potential lessee operates. Unguaranteed residual values are reviewed for impairment in accordance with the Partnership’s policy relating to impairment review.

Initial direct costs — The Partnership capitalizes initial direct costs (“IDC”) associated with the origination and funding of lease assets. IDC includes both internal costs (e.g., labor and overhead) and external broker fees incurred with the origination. These costs are amortized on a lease by lease basis based on actual contract term using the effective interest rate method for finance leases and a straight-line method for operating leases. Upon disposal of the underlying lease assets, both the IDC and the associated accumulated amortization are relieved. Costs related to leases that are not consummated are not eligible for capitalization as initial direct costs and are expensed as incurred as acquisition expense.

Acquisition expense — Acquisition expense represents costs which include, but are not limited to, legal fees and expenses, travel and communication expenses, cost of appraisals, accounting fees and expenses, and miscellaneous expenses related to the selection and acquisition of leased equipment which are to be borne by the Partnership under the terms of the Partnership Agreement, as amended. As these costs are not eligible for capitalization as initial direct costs, such amounts are expensed as incurred.

Income taxes — As a partnership, no provision for income taxes is recorded since the liability for such taxes is that of each of the Partners rather than the Partnership. The Partnership’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the Partners.

Uncertain tax positions — The Partnership has adopted the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Partnership has evaluated its entity level tax position for the period ended December 31, 2010 and the year ended December 31, 2011, and does not expect any material adjustments to be made. The tax years 2010 and 2011 remain open to examination by the major taxing jurisdictions to which the Partnership is subject.

Per Share Data — Net loss attributable to Limited Partners per weighted average number of limited partnership interests outstanding is calculated as follows; the net loss allocable to the Limited Partners divided by the weighted average number of limited partnership interests outstanding during the period.

Foreign currency transactions — The Partnership has designated the United States of America dollar as the functional currency for the Partnership’s investments in international locations. Accordingly, certain assets and liabilities are translated at either the current monthly exchange rates or the historical exchange rates, revenues and expenses are translated at the average rate of exchange for the period, and all transaction gains or losses are reflected in the period’s results of operations.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the General Partner and Investment Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates primarily include the determination of allowances for doubtful accounts, depreciation and amortization, impairment losses, estimated useful lives, and residual values. Actual results could differ from those estimates.

Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update No. 2011-11, Disclosure about Offsetting Assets and Liabilities (Topic 210) (“ASU 2011-11”) which was designed to enhance the disclosures and provide converged disclosures about financial instruments and derivative instruments between accounting principles generally accepted in the United States of America (“U.S. GAAP”) and international financial reporting standards (“IFRS”). Entities are required to provide both net and gross information for these financial instruments and derivative instruments assets and liabilities in order to enhance comparability between financial statements prepared on the basis of U.S. GAAP and those prepared on the basis of IFRS. The guidance is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required by ASU 2011-11 retrospectively for all comparative periods presented. The adoption of this guidance is not expected to have an effect on the Partnership’s financial position or results of operations.

In September 2011, the FASB issued Accounting Standards Update No. 2011-08, Intangibles — Goodwill and Other (Topic 350) — Testing Goodwill for Impairment (“ASU 2011-08”), to allow entities to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. The guidance is effective for annual and interim goodwill impairment testing performed for fiscal years beginning after December 15, 2011. The adoption of this guidance is not expected to have an effect on the Partnership’s financial position or results of operations.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Comprehensive Income (Topic 220) (“ASU 2011-05”), new accounting guidance related to the presentation of other comprehensive income (“OCI”). ASU 2011-05 eliminates the option to present components of OCI as part of the statement of changes in partners’ equity. ASU 2011-05 allows for a one-statement or two-statement approach, outlined as follows:

•	One-statement approach: Present the components of net income and total net income, the components of OCI and total OCI, along with the total comprehensive income in a single continuous statement.

•

Two-statement approach: Present the components of net income and total net income in the statement of operations. A statement of OCI would immediately follow the statement of operations and include the components of OCI and a total for OCI, along with the total of comprehensive income.

ASU 2011-05 also requires an entity to present on the face of the financial statements any reclassification adjustments for items that are reclassified from OCI to net income. At the FASB’s October 21, 2011 Board meeting it was decided that the effective date of this guidance will be deferred, and is effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance is not expected to have an effect on the Partnership’s financial position or results of operations.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS (“ASU 2011-04”). ASU 2011-04 amends the accounting guidance related to fair value measurements in order to more closely align its disclosure requirements with those in IFRS. ASU 2011-04 clarifies the application of existing fair value measurement and disclosure requirements and also changes certain principles or requirements for measuring fair value or for disclosing information about fair value measurements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance is not expected to have a material effect on the Partnership’s financial position or results of operations.

Capital Contribution Agreement with the Parent	12 Months Ended
	Dec. 31, 2011 SQN Alternative Investment Fund III L.P.	Dec. 31, 2010 SQN AIF III GP, LLC and Subsidiary
Capital Contribution Agreement with the Parent

3.  Capital Contribution Agreement with the Parent

Capital has entered into a Capital Contribution Agreement with the Company pursuant to which Capital has agreed to contribute, from time to time, an aggregate amount of up to $1,000,000 to the capital of the Company. There are no restrictions or covenants associated with this agreement that would preclude the Company from receiving any or the entire aggregate amount of capital contributions provided for in the agreement, except that Capital is under no obligation to provide any additional funding to the Company once it has contributed $1,000,000 to the capital of the Company.

3.  Capital Contribution Agreement with the Parent

The Parent has entered into a Capital Contribution Agreement with the Company pursuant to which the Parent has agreed to contribute, from time to time, an aggregate amount of up to $1,000,000 to the capital of the Company. There are no restrictions or covenants associated with this agreement that would preclude the Company from receiving any or all of the aggregate amount of capital contributions provided for in the agreement, except that the Parent is under no obligation to provide any additional funding to the Company once it has contributed $1,000,000 to the capital of the Company.

Related Party Transactions	12 Months Ended
	Dec. 31, 2011 SQN Alternative Investment Fund III L.P.	Dec. 31, 2010 SQN AIF III GP, LLC and Subsidiary	Dec. 31, 2011 SQN AIF III GP, LLC
Related Party Transactions

4.  Related Party Transactions

The Company may be reimbursed for expenses incurred on behalf of the Managed Fund for the organization and offering of the Managed Fund, and is entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds and reimbursement for administrative expenses incurred in relation to the Managed Fund’s operations.

The Company entered into an agreement with Capital pursuant to which Capital has agreed to contribute up to $1,000,000 of additional capital to the Company (See Note 3).

The Company is responsible for the day-to-day operations and management of the Managed Fund and Capital makes all investment decisions and manages the investment portfolio of the Managed Fund. The Managed Fund pays the Company an allowance for organizational and offering costs not to exceed $1,000,000, in the aggregate, to reimburse the Company for expenses incurred in the preparation for qualification under federal and state securities laws. The Company also has a promotional interest in the Managed Fund equal to 20% of all distributed cash available for distribution, after the Managed Fund has provided an 8% cumulative return, compounded annually, to the Limited Partners of the Managed Fund on their capital contributions.

The Company pays Capital for organizational and offering expenses incurred on behalf of the Managed Fund and a management fee equal to or the greater of; (i) a fixed monthly management fee of $60,000 or (ii) 1.975% per annum of the aggregate offering proceeds. The monthly management fee reimburses Capital for normal overhead expenses, which include, but are not limited to, employee compensation, rent, professional services, office equipment, and supplies. For the year ended December 31, 2011, Capital was reimbursed $268,245 for organizational and offering expenses incurred on behalf of the Company.

SQN Securities, LLC (“Securities”) is a Delaware limited liability company and is a majority-owned subsidiary of Capital. Securities is the sole selling agent of the Managed Fund’s Units, is a broker-dealer registered with the Securities and Exchange Commission and is a member of both the Financial Industry Regulatory Authority and the Security Investor Protection Corporation. The Company pays Securities a distribution expense equal to 2% of the aggregate offering proceeds, excluding proceeds from the Company or any affiliated entities. At December 31, 2011, the Company owed Securities $1,000 for unpaid distribution expense. Securities was reimbursed $126,753 for organizational and offering expenses incurred on behalf of the Company.

4.  Transactions with Related Parties

As discussed in Note 2, the Company may be reimbursed for expenses incurred on behalf of the Managed Fund for the organization and offering of the Managed Fund, and is entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds and reimbursement for administrative expenses incurred in relation to the Managed Fund’s operations.

The Company entered into an agreement with the Parent pursuant to which the Parent has agreed to contribute up to $1,000,000 of additional capital to the Company (See Note 3). At December 31, 2010, the Company has a $99 investment in limited partnership, which represents the general partnership interest the Company owns in the Managed Fund (See Note 1).

3.  Related Party Transactions

The General Partner is responsible for the day-to-day operations and management of the Partnership and the Investment Manager makes all investment decisions and manages the investment portfolio of the Partnership. The Partnership pays the General Partner an allowance for organizational and offering costs not to exceed $1,000,000, in the aggregate, to reimburse the General Partner for expenses incurred in the preparation for qualification under federal and state securities laws. The General Partner also has a 1% interest in the profits, losses and distributions of the Partnership. The General Partner also has a promotional interest in the Partnership equal to 20% of all distributed cash available for distribution, after the Partnership has provided an 8% cumulative return, compounded annually, to the Limited Partners on their capital contributions.

The Partnership pays the Investment Manager for organizational and offering expenses incurred on behalf of the Partnership and a management fee equal to or the greater of; (i) a fixed monthly management fee of $60,000 or (ii) 1.975% per annum of the aggregate offering proceeds. The monthly management fee reimburses the Investment Manager for normal overhead expenses, which include, but are not limited to, employee compensation, rent, professional services, office equipment, and supplies. For the year ended December 31, 2011, the Partnership paid the Investment Manager $480,000 for management fees that are included in the statements of operations. For the period from March 10, 2010 (Commencement of Operations) through December 31, 2010, the Partnership did not pay any management fees to the Investment Manager. For the year ended December 31, 2011, the Investment Manager was reimbursed $268,245 for organizational and offering expenses incurred on behalf of the Partnership.

SQN Securities, LLC (“Securities”) is a Delaware limited liability company and is a majority-owned subsidiary of the Partnership’s Investment Manager. Securities is the sole selling agent of the Partnership’s Units, is a broker-dealer registered with the Securities and Exchange Commission and is a member of both the Financial Industry Regulatory Authority and the Security Investor Protection Corporation. The Partnership pays Securities a distribution expense equal to 2% of the aggregate offering proceeds, excluding proceeds from the General Partner or any affiliated entities. At December 31, 2011, the Partnership owed Securities $1,000 for unpaid distribution expense. For the year ended December 31, 2011, Securities was paid $169,018, which is included in offering and distribution expenses in the statements of changes in partners’ equity. For the year ended December 31, 2011, Securities was reimbursed $126,753 for organizational and offering expenses incurred on behalf of the Partnership.

Investment in Finance Leases	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Investment in finance leases

5.  Investment in finance leases

Entertainment and Leisure Equipment

On December 19, 2011, the Company entered into a lease transaction for entertainment and leisure equipment located in the United Kingdom for £506,433 ($782,590 applying exchange rates at December 31, 2011) with a lease term of 24 months. Under the terms of the agreement the Company receives monthly lease payments as follows: an initial lease payment of £66,257 ($102,386 applying exchange rates at December 31, 2011) when the transaction was finalized and £22,086 ($34,129 applying exchange rates at December 31, 2011) monthly thereafter. At the termination of the lease the lessee has a bargain purchase option to acquire the entertainment and leisure equipment for £100. The Company paid initial direct costs as follows: (i) on November 30, 2011 the Company paid £7,875 ($12,251 applying exchange rates at November 30, 2011) and (ii) on December 20, 2011 the Company paid £10,281 ($15,887 applying exchange rates at December 31, 2011) relating to the acquisition of this leased equipment.

Public Address System

On August 19, 2011, the Company entered into a lease transaction for a public address system for a Scottish Premier League football team located in Scotland for £602,794 ($985,509 applying exchange rates at August 31, 2011) with a lease term of 48 months. Under the terms of the agreement the Company receives quarterly lease payments of £58,797 ($96,127 applying exchange rates at August 31, 2011) through May 16, 2014 and quarterly lease payments of £13,931 ($22,775 applying exchange rates at August 31, 2011) through November 16, 2015. At the termination of the lease the lessee has a bargain purchase option to acquire the public address system for $1. On August 19, 2011, the Company paid initial direct costs of £36,168 ($59,131 applying exchange rates at August 31, 2011) related to the acquisition of this leased equipment.

On February 13, 2012, the lessee went into Administration in Scotland. Administration in the United Kingdom is a process similar to reorganization under the Bankruptcy Code in the United States of America. The lessee continues to conduct business as usual which it cannot legally do without the use of the Company’s equipment. The Company has confirmed with the Administrator that the lessee intends to continue to pay for the equipment as prescribed in the lease. The lessee had previously paid for the use of the leased equipment through February 15, 2012. Beginning February 16, 2012, the Administrator has agreed to pay for the continuing use of the leased equipment, monthly in arrears, which is in keeping with Administration procedures. On March 30, 2012, the Partnership received a payment from the Administrator totaling £28,644 ($45,794 applying exchange rates at March 31, 2012) which paid rent on this leased equipment through March 31, 2012. On April 16, 2012, the Partnership received a payment from the Administrator totaling £19,599 ($31,866 applying exchange rates at April 30, 2012) which paid the rent on this leased equipment through April 30, 2012.

Bottle Recycling and Extrusion Production Line

On June 29, 2011, the Company entered into a Participation Agreement (the “Agreement”) for an ownership interest in a Hire Purchase Agreement (the “HP Agreement”). The HP Agreement is between an independent United Kingdom leasing entity and the lessee of a bottle recycling and extrusion line located in the United Kingdom. The Company made its initial payment under the Agreement on June 29, 2011 totaling £1,100,000 ($1,774,520 applying exchange rates at June 30, 2011) and made its final payment on October 13, 2011 totaling £730,000 ($1,151,575 applying exchange rates at October 31, 2011).

Under the terms of the HP Agreement there is both an initial rental period and a fixed rental period. The initial rental period was for four months but could be extended if the lessee raised an additional £3,000,000 in equity. The lessee raised the required additional equity during September 2011. Accordingly, the initial rental period has been extended until the earlier of either; (i) twelve months from date of the HP Agreement or (ii) the Plant Valuation date, as defined in the HP Agreement. The Company believes that the fixed rental period will begin on July 1, 2012.

During the initial rental period the Company receives monthly rental income between £11,229 ($17,987 applying exchange rates at June 30, 2011) and £18,425 ($29,514 applying exchange rates at June 30, 2011). At December 31, 2011, the Company had $28,497 as accounts receivable in the accompanying balance sheets relating to this leased equipment. The Company was paid on January 4, 2012.

The fixed rental period is for a term of 60 months. The Company will receive monthly payments of £40,937 ($65,573 applying exchange rates at June 30, 2011). At lease termination the lessee has an option to purchase the leased equipment and the Company’s portion of the proceeds will be £253,821 ($406,570 applying exchange rates at June 30, 2011). Initial direct costs were paid as follows: (i) on July 15, 2011 the Company paid £45,775 ($73,322 applying exchange rates at July 15, 2011) and (ii) on November 30, 2011 the Company paid £9,125 ($14,195 applying exchange rates at November 30, 2011) related to the acquisition of this leased equipment.

Investment in finance lease consists of the following at December 31, 2011:

Minimum rents receivable	$5,575,250
Estimated unguaranteed residual value	392,385
Unearned income	(1,656,760)

$4,310,875

At December 31, 2011, the aggregate amounts of future minimum lease payments receivable are as follows:

	Lease Payment Currencies
	US Dollars	British Pounds (1)	Total
Years Ending December 31,

2012	$—	$1,152,550	$1,152,550
2013	—	1,497,963	1,497,963
2014	—	983,884	983,884
2015	—	802,173	802,173
2016	—	759,119	759,119
Thereafter	—	379,561	379,561

	$—	$5,575,250	$5,575,250

(1)	Converted to US Dollars at the December 31, 2011 exchange rate.

SQN AIF III GP, LLC
Investment in finance leases

4.  Investment in finance leases

Entertainment and Leisure Equipment

On December 19, 2011, the Partnership entered into a lease transaction for entertainment and leisure equipment located in the United Kingdom for £506,433 ($782,590 applying exchange rates at December 31, 2011) with a lease term of 24 months. Under the terms of the agreement the Partnership receives monthly lease payments as follows: an initial lease payment of £66,257 ($102,386 applying exchange rates at December 31, 2011) when the transaction was finalized and £22,086 ($34,129 applying exchange rates at December 31, 2011) monthly thereafter. At the termination of the lease the lessee has a bargain purchase option to acquire the entertainment and leisure equipment for £100. The Partnership paid initial direct costs as follows: (i) on November 30, 2011 the Partnership paid £7,875 ($12,251 applying exchange rates at November 30, 2011) and (ii) on December 20, 2011 the Partnership paid £10,281 ($15,887 applying exchange rates at December 31, 2011) relating to the acquisition of this leased equipment. For the year ended December 31, 2011, the Partnership did not expense any initial direct costs relating to this leased equipment.

Public Address System

On August 19, 2011, the Partnership entered into a lease transaction for a public address system for a Scottish Premier League football team located in Scotland for £602,794 ($985,509 applying exchange rates at August 31, 2011) with a lease term of 48 months. Under the terms of the agreement the Partnership receives quarterly lease payments of £58,797 ($96,127 applying exchange rates at August 31, 2011) through May 16, 2014 and quarterly lease payments of £13,931 ($22,775 applying exchange rates at August 31, 2011) through November 16, 2015. At the termination of the lease the lessee has a bargain purchase option to acquire the public address system for $1. On August 19, 2011, the Partnership paid initial direct costs of £36,168 ($59,131 applying exchange rates at August 31, 2011) related to the acquisition of this leased equipment. For the year ended December 31, 2011, the Partnership incurred amortization expense related to this leased equipment of $24,596.

On February 13, 2012, the lessee went into Administration in Scotland. Administration in the United Kingdom is a process similar to reorganization under the Bankruptcy Code in the United States of America. The lessee continues to conduct business as usual which it cannot legally do without the use of the Partnership’s equipment. The Investment Manager has confirmed with the Administrator that the lessee intends to continue to pay for the equipment as prescribed in the lease. The lessee had previously paid for the use of the leased equipment through February 15, 2012. Beginning February 16, 2012, the Administrator has agreed to pay for the continuing use of the leased equipment, monthly in arrears, which is in keeping with Administration procedures.

Bottle Recycling and Extrusion Production Line

On June 29, 2011, the Partnership entered into a Participation Agreement (the “Agreement”) for an ownership interest in a Hire Purchase Agreement (the “HP Agreement”). The HP Agreement is between an independent United Kingdom leasing entity and the lessee of a bottle recycling and extrusion line located in the United Kingdom. The Partnership made its initial payment under the Agreement on June 29, 2011 totaling £1,100,000 ($1,774,520 applying exchange rates at June 30, 2011) and made its final payment on October 13, 2011 totaling £730,000 ($1,151,575 applying exchange rates at October 31, 2011).

Under the terms of the HP Agreement there is both an initial rental period and a fixed rental period. The initial rental period was for four months but could be extended if the lessee raised an additional £3,000,000 in equity. The lessee raised the required additional equity during September 2011. Accordingly, the initial rental period has been extended until the earlier of either; (i) twelve months from date of the HP Agreement or (ii) the Plant Valuation date, as defined in the HP Agreement. The Investment Manager believes that the fixed rental period will begin on July 1, 2012.

During the initial rental period the Partnership receives monthly rental income between £11,229 ($17,987 applying exchange rates at June 30, 2011) and £18,425 ($29,514 applying exchange rates at June 30, 2011). For the year ended December 31, 2011, the Partnership earned $135,361 in rental income and incurred $70,000 in depreciation expense. At December 31, 2011, the Partnership had $28,497 as accounts receivable in the accompanying balance sheets relating to this leased equipment. The Partnership was paid on January 4, 2012.

The fixed rental period is for a term of 60 months. The Partnership will receive monthly payments of £40,937 ($65,573 applying exchange rates at June 30, 2011). At lease termination the lessee has an option to purchase the leased equipment and the Partnerships portion of the proceeds will be £253,821 ($406,570 applying exchange rates at June 30, 2011). The Partnership paid initial direct costs as follows: (i) on July 15, 2011 we paid £45,775 ($73,322 applying exchange rates at July 15, 2011) and (ii) on November 30, 2011 we paid £9,125 ($14,195 applying exchange rates at November 30, 2011) related to the acquisition of this leased equipment.

Investment in finance lease consists of the following at December 31, 2011:

Minimum rents receivable	$5,575,250
Estimated unguaranteed residual value	392,385
Unearned income	(1,656,760)

$4,310,875

At December 31, 2011, the aggregate amounts of future minimum lease payments receivable are as follows:

	Lease Payment Currencies
	US Dollars	British Pounds (1)	Total
Years Ending December 31,
2012	$—	$1,152,550	$1,152,550
2013	—	1,497,963	1,497,963
2014	—	983,884	983,884
2015	—	802,173	802,173
2016	—	759,119	759,119
Thereafter	—	379,561	379,561

	$—	$5,575,250	$5,575,250

(1)	Converted to US Dollars at the December 31, 2011 exchange rate.

Equipment Notes Receivable	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Equipment Notes Receivable

6.  Equipment Notes Receivable

On October 31, 2011, the Company entered into a Senior Loan Note Instrument (the “Instrument”) with a special purpose entity controlled by SAM. This special purpose entity was set-up to provide financing for a hydro-electricity generating plant located on the Romney Weir in Windsor, England. The total amount available under the Instrument is £1,700,000, accrues interest at 12.0% per year and is guaranteed by the borrower’s parent company. Interest accrues on the Instrument until the project commencement date, as defined in the agreement, at which time all accrued interest is due and payable. Thereafter, repayment consisting of principal and interest commences three months after the project commencement date and quarterly thereafter. Quarterly principal and interest payments are calculated as follows: £46 per £1,000 of original outstanding principal for the first eight years and the £22 per £1,000 of original outstanding principal for the next three years.

The Company made four advances under this Instrument; (i) on November 2, 2011 for £300,000 ($479,730 applying exchange rates at November 15, 2011), (ii) on November 29, 2011 for £300,000 ($466,710 applying exchange rates at November 30, 2011), (iii) on December 14, 2011 for £300,000 ($464,370 applying exchange rates at December 15, 2011) and (iv) on February 2, 2012, for £250,000 ($395,750 applying exchange rates at February 15, 2012).

SQN AIF III GP, LLC
Equipment Notes Receivable

5.  Equipment Notes Receivable

On October 31, 2011, the Partnership entered into a Senior Loan Note Instrument (the “Instrument”) with a special purpose entity controlled by SAM. This special purpose entity was set-up to provide financing for a hydro-electricity generating plant located on the Romney Weir in Windsor, England. The total amount available under the Instrument is £1,700,000, accrues interest at 12.0% per year and is guaranteed by the borrower’s parent company. Interest accrues on the Instrument until the project commencement date, as defined in the agreement, at which time all accrued interest is due and payable. Thereafter, repayment consisting of principal and interest commences three months after the project commencement date and quarterly thereafter. Quarterly principal and interest payments are calculated as follows: £46 per £1,000 of original outstanding principal for the first eight years and the £22 per £1,000 of original outstanding principal for the next three years.

The Partnership made three advances under this Instrument; (i) on November 2, 2011 for £300,000 ($479,730 applying exchange rates at November 15, 2011), (ii) on November 29, 2011 for £300,000 ($466,710 applying exchange rates at November 30, 2011) and (iii) on December 14, 2011 for £300,000 ($464,370 applying exchange rates at December 15, 2011).

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Fair Value Measurements

7.  Fair Value Measurements

The Company follows the fair value guidance in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) for items that are required to be measured at fair value. ASC 820’s valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect our market assumptions. ASC 820 classifies these inputs into the following hierarchy:

Level 1 Inputs — Quoted prices for identical instruments in active markets.

Level 2 Inputs — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs — Instruments with primarily unobservable value drivers.

Fair value information with respect to the Company’s leased assets and liabilities are not separately provided for since ASC 820 does not require fair value disclosures of leasing arrangements.

The Companys carrying value of cash and cash equivalents, escrow deposits, accounts receivable, other assets, accounts payable and accrued liabilities, due to SQN Securities, LLC and Limited Partners contributions received in advance, approximate fair value due to their short term until maturity.

The Company’s carrying values and approximate fair values of Level 3 inputs are as follows:

	December 31, 2011
	Carrying Value	Fair Value

Assets:
Equipment notes receivable, including accrued interest	$1,407,231	$1,407,231

The carrying amount of the Company’s equipment note receivable, including accrued interest approximates, fair value based at December 31, 2011, based on the following factors: (i) interest rates have remained stable, (ii) the basic technology, the Archimedes Screw, is thousands of year old and has been successfully used in other hydro-electric generating plants in Europe, (iii) there is minimal credit risk associated with the lessee and (iv) the short period of time between funding this equipment note receivable and the Company’s year-end.

SQN AIF III GP, LLC
Fair Value Measurements

6.  Fair Value Measurements

The Partnership follows the fair value guidance in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) for items that are required to be measured at fair value. ASC 820’s valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect our market assumptions. ASC 820 classifies these inputs into the following hierarchy:

Level 1 Inputs– Quoted prices for identical instruments in active markets.

Level 2 Inputs– Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs– Instruments with primarily unobservable value drivers.

Fair value information with respect to the Partnership’s leased assets and liabilities are not separately provided for since ASC 820 does not require fair value disclosures of leasing arrangements.

The Partnership’s carrying value of cash and cash equivalents, escrow deposits, accounts receivable, other assets, accounts payable and accrued liabilities, due to SQN Securities, LLC and Limited Partners contributions received in advance, approximate fair value due to their short term until maturity.

The Partnership’s carrying values and approximate fair values of Level 3 inputs at December 31, 2011 were as follows:

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value

Assets:
Equipment notes receivable, including accrued interest	$1,407,231	$1,407,231	$—	$—

The carrying amount of the Partnership’s equipment note receivable, including accrued interest approximates, fair value based at December 31, 2011, based on the following factors: (i) interest rates have remained stable, (ii) the basic technology, the Archimedes Screw, is thousands of year old and has been successfully used in other hydro-electric generating plants in Europe, (iii) there is no credit risk associated with the lessee and (iv) the short period of time between funding this equipment note receivable and the Partnership’s year end.

Business Concentrations	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Business Concentrations

8.  Business Concentrations

At December 31, 2011, the Company had three investments which accounted for 66%, 18% and 16% of the of the net investments in finance leases, respectively. At December 31, 2011, the Companys equipment note receivable was due from one debtor.

For the year ended December 31, 2011, 100% of the equipment leasing transactions and financing transactions the Company entered into were originated by SAM. The Company paid a total of $6,279,790 to acquire these equipment leases and financing transactions.

SQN AIF III GP, LLC
Business Concentrations

7.  Business Concentrations

For the year ended December 31, 2011, the Partnership had two lessee’s which accounted for 78% and 22% of income derived from leasing activities, respectively. At December 31, 2011, the Partnership had three investments which accounted for 66%, 18% and 16% of the Partnership’s net investments in finance leases, respectively. At December 31, 2011, the Partnership’s equipment note receivable was due from one debtor.

For the year ended December 31, 2011, 100% of the equipment leasing transactions and financing transactions the Partnership entered into were originated by SAM. The Partnership paid a total of $6,279,790 to acquire these equipment leases and financing transactions.

Geographic Information	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Geographic Information

9.  Geographic Information

Geographic information for long-lived assets at December 31, 2011, was as follows:

	United States	Europe	Total

Long-lived assets:
Investment in finance leases, net	$—	$4,310,875	$4,310,875

Equipment notes receivable, including accrued interest	$—	$1,407,231	$1,407,231

SQN AIF III GP, LLC
Geographic Information

8.  Geographic Information

Geographic information for revenue, and long-lived assets at December 31, 2011, was as follows:

	United States	Europe	Total
Revenue:
Rental income	$—	$135,361	$135,361

Finance income	$—	$38,995	$38,995

Long-lived assets:
Investment in finance leases, net	$—	$4,310,875	$4,310,875

Equipment notes receivable, including accrued interest	$—	$1,407,231	$1,407,231

Indemnifications	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Indemnifications

10.  Indemnifications

The Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is not known.

In the normal course of business, the Company enters into contracts of various types, including lease contracts, contracts for the sale or purchase of lease assets, and management contracts. It is prevalent industry practice for most contracts of any significant value to include provisions that each of the contracting parties, in addition to assuming liability for breaches of the representations, warranties, and covenants that are part of the underlying contractual obligations, to also assume an obligation to indemnify and hold the other contractual party harmless for such breaches, and for harm caused by such party’s gross negligence and willful misconduct, including, in certain instances, certain costs and expenses arising from the contract. Generally, to the extent these contracts are performed in the ordinary course of business under the reasonable business judgment of the Company, no liability will arise as a result of these provisions. The Company knows of no facts or circumstances that would make the Company’s contractual commitments outside standard mutual covenants applicable to commercial transactions between businesses. Accordingly, the Company believes that these indemnification obligations are made in the ordinary course of business as part of standard commercial and industry practice, and that any potential liability under the Company’s similar commitments is remote. Should any such indemnification obligation become payable, the Company would separately record and/or disclose such liability in accordance with U.S. GAAP.

SQN AIF III GP, LLC
Indemnifications

9.  Indemnifications

The Partnership enters into contracts that contain a variety of indemnifications. The Partnership’s maximum exposure under these arrangements is not known.

In the normal course of business, the Partnership enters into contracts of various types, including lease contracts, contracts for the sale or purchase of lease assets, and management contracts. It is prevalent industry practice for most contracts of any significant value to include provisions that each of the contracting parties, in addition to assuming liability for breaches of the representations, warranties, and covenants that are part of the underlying contractual obligations, to also assume an obligation to indemnify and hold the other contractual party harmless for such breaches, and for harm caused by such party's gross negligence and willful misconduct, including, in certain instances, certain costs and expenses arising from the contract. Generally, to the extent these contracts are performed in the ordinary course of business under the reasonable business judgment of the General Partner and Investment Manager, no liability will arise as a result of these provisions. The General Partner and Investment Manager knows of no facts or circumstances that would make the Partnership’s contractual commitments outside standard mutual covenants applicable to commercial transactions between businesses. Accordingly, the Partnership believes that these indemnification obligations are made in the ordinary course of business as part of standard commercial and industry practice, and that any potential liability under the Partnership's similar commitments is remote. Should any such indemnification obligation become payable, the Partnership would separately record and/or disclose such liability in accordance with accounting principles generally accepted in the United States of America.

Income Tax Reconciliation	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Income Tax Reconciliation

11.  Income Tax Reconciliation

At December 31, 2011, total Members’ equity included in the consolidated balance sheet was $6,523,185. At December 31, 2011, total Members’ equity for federal income tax purposes was $7,823,601. The primary difference was offering and distribution expenses which is a reduction in Limited Partners’ capital accounts for financial reporting purposes but not for federal income tax reporting purposes and differences in depreciation and amortization and foreign currency translation loss for financial reporting purposes and federal income tax purposes.

SQN AIF III GP, LLC
Income Tax Reconciliation

10.  Income Tax Reconciliation

At December 31, 2011 and 2010, total Partners’ equity included in the financial statements was $6,523,185 and $232, respectively. At December 31, 2011 and 2010, total Partners’ equity for federal income tax purposes was $7,823,601 and $232, respectively. The primary difference was offering and distribution expenses which is a reduction in Limited Partners’ capital accounts for financial reporting purposes but not for federal income tax reporting purposes and differences in depreciation and amortization and foreign currency translation loss for financial reporting purposes and federal income tax purposes.

The following table reconciles the net loss for financial statement reporting purposes to the net loss for federal income purposes for the years ended December 31, 2011 and 2010:

	2011	2010
Net loss per financial statements	$(674,105)	$(118)

Depreciation and amortization	85,292	—
Foreign currency translation loss	82,385	—

Net loss for federal income tax purposes	$(506,428)	$(118)

Selected Quarterly Financial Data (unaudited) (SQN AIF III GP, LLC)	12 Months Ended
Dec. 31, 2011
SQN AIF III GP, LLC
Selected Quarterly Financial Data (unaudited)

11.  Selected Quarterly Financial Data (unaudited)

The following table is a summary of selected financial data, by quarter:

	Quarterly Information (unaudited)				Year Ended December 31,
	March 31,	June 30,	September 30,	December 31,	2011
Total revenue	$—	$934	$47,561	$146,335	$194,830

Net loss allocable to Limited Partners	$(28,988)	$(174,657)	$(369,300)	$(94,419)	$(667,364)

Weighted average number of limited partnership interests outstanding	—	1,886.00	1,756.00	1,313.70	4,955.70

Net loss attributable to Limited Partners per weighted average number of limited partnership	$—	$(92.61)	$(77.46)	$35.40	$(134.67)

Subsequent Events	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Subsequent Events

12.  Subsequent Events

On March 30, 2012, the Company entered into a Participation Agreement to purchase from an entity controlled by SAM (the “Selling Entity”) an 18.08% residual value interest in a pool of intermediate bulk agricultural containers located in the United States of America for $1,367,173. The remaining ownership interests in the residual value of the intermediate bulk agricultural containers is owned 80.92% by SQN Alternative Investment Fund I, LLC, another entity managed by the Capital and 1.00% by the Selling Entity. SAM has guaranteed the obligations of the Selling Entity under this agreement. The initial lease term expires June 29, 2013.

On March 29, 2012, the Company entered into an operating lease transaction for 10,000 reusable plastic bulk storage bins used in the agricultural and food processing industries for $1,150,000 with a lease term of 60 months. The lessee is located in the United States of America. Under the terms of the agreement the Company will receive monthly payments of $20,547. The lessee paid a security deposit of $297,176 which will be refunded at the termination of the lease period only if the lessee has made all its payments. On December 31, 2011, the Company paid initial direct costs associated with the acquisition of this leased equipment totaling $42,641 which has been included in the cost of the leased equipment.

On February 16, 2012, the Company entered into a finance lease transaction for an 80% ownership interest in an anaerobic digestion plant located in the United Kingdom for £576,000 ($912,845 applying exchange rates at February 29, 2012). An anaerobic digestion plant is a series of processes in which microorganism’s breakdown biodegradable materials and produces a biogas which can be used to generate electricity. The lease term is 48 months. Under the terms of the agreement the Company will receive monthly payments of £15,740 ($24,945 applying exchange rates at February 29, 2012) through September 20, 2015 and then through January 20, 2016, there will be a rent holiday, where no payments are due. At the expiration of the lease term, the lessee has an option to: (i) make a one-time payment of £64,074 ($101,544 applying exchange rates at February 29, 2012) or (ii) make 4 additional monthly payments of £15,740 ($24,945 applying exchange rates at February 29, 2012) and then a final payment of £3,046 ($4,827 applying exchange rates at February 29, 2012). The Company will also share in the semi-annual cash payments made under a United Kingdom government program for the production of alternative energy. The Company will account for this as contingent rental payments. Once the final payment is received title to the equipment will pass to the lessee. On February 28, 2012, the Company paid initial direct costs of £28,800 ($45,642 applying exchange rates at February 29, 2012) relating to the acquisition of this leased equipment.

The option is contingent upon Orchard House Foods, the end user of the electricity generated by the anaerobic digestion plant, extending its service agreement for 6 months or longer. The service agreements term runs concurrently with the lease term and is between the Orchard House Foods and BioWayste Holdings Ltd., an independent service provider and the Partnership’s lessee, who operates and maintains the anaerobic digestion plant in good working order.

The remaining 20% ownership interest is held by SQN Alternative Investment Fund II, LLC, which is another equipment leasing fund managed by Capital.

From January 1, 2012 through May 10, 2012, the Managed Fund admitted an additional 90 Limited Partners with capital contributions totaling $6,795,000. During this time-frame Securities was paid $135,900 in distribution expense related to the capital contributions raised over this time.

SQN AIF III GP, LLC
Subsequent Events

12.  Subsequent Events

During February 2012, the Partnership entered into a finance lease transaction for an 80.0% ownership interest in an anaerobic digestion plant located in the United Kingdom for £576,000 ($912,845 applying exchange rates at February 29, 2012) with a lease term of 48 months. Under the terms of the agreement the Partnership will receive monthly payments of £15,740 ($24,945 applying exchange rates at February 29, 2012) through September 20, 2015 and then through January 20, 2016, there will be a rent holiday, where no payments are due. The lessee has an option to make either a one-time payment of £64,074 ($101,544 applying exchange rates at February 29, 2012) or making 4 monthly payments of £15,740 ($24,945 applying exchange rates at February 29, 2012) and a final payment of £3,046 ($4,827 applying exchange rates at February 29, 2012). The option is contingent upon the lessee extending the service agreement for 6 months or longer. Once the final payment is received title to the equipment will pass to the lessee. The remaining 20.0% ownership interest is held by SQN Alternative Investment Fund II, LLC, another equipment leasing fund managed by the Investment Manager.